Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventories
Raw materials	€ 14,351
Semi-finished products	1,376
Finished goods	4,842	€ 36
Total inventories	€ 20,569	€ 36